Summary of Significant Accounting Policies - Revenue Recognition and Concentrations of Credit Risk - Additional Information (Detail) - Customer	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Concentration Risk [Line Items]
Number of customers with an account receivable balance of more than 10% of total accounts receivable	1	1
Accounts Receivable [Member] | Customer [Member]
Concentration Risk [Line Items]
Aggregate account receivable of more than 10% of total accounts receivable	35.00%	32.00%